Significant Accounting Policies (Schedule Of Property And Equipment) (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 107	$ 77
Less: accumulated depreciation	(59)	(46)
Net Property and Equipment	47	31
Buildings and improvements
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 20	19
Buildings and improvements | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	10 years
Buildings and improvements | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	40 years
Technology and communications
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 78	51
Technology and communications | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	3 years
Technology and communications | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years
Office equipment, furniture and fixtures, and vehicles
Property, Plant and Equipment [Line Items]
Gross Property and equipment	$ 8	$ 6
Office equipment, furniture and fixtures, and vehicles | Minimum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	5 years
Office equipment, furniture and fixtures, and vehicles | Maximum [Member]
Property, Plant and Equipment [Line Items]
Estimated Useful Lives	7 years